UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22501

Name of Fund:  BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Resources & Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.2%

Chemicals — 10.9%
Albemarle Corp.	92,000	$8,532,080
CF Industries Holdings, Inc.(a)	145,530	5,490,847
FMC Corp.(a)	156,323	11,969,652
Nufarm Ltd.	1,358,754	8,880,863
Nutrien Ltd.(a)	1,100,139	51,992,569
Umicore SA	133,148	7,053,539
Yara International ASA	211,907	9,054,806

		102,974,356
Containers & Packaging — 3.6%
Packaging Corp. of America(a)	178,022	20,063,079
Smurfit Kappa Group PLC	345,002	14,006,192

		34,069,271
Energy Equipment & Services — 2.6%
Baker Hughes a GE Co.(a)	213,777	5,936,587
Halliburton Co.(a)(b)	284,226	13,341,568
Patterson-UTI Energy, Inc.(a)	272,052	4,763,631

		24,041,786
Food Products — 8.5%
Archer-Daniels-Midland Co.(a)	506,070	21,948,256
Bunge Ltd.(a)	71,636	5,296,766
Glanbia PLC	632,338	10,892,841
Hormel Foods Corp.(a)	429,063	14,725,442
Origin Enterprises PLC	586,425	3,860,381
Tyson Foods, Inc., Class A(a)(b)	131,012	9,588,768
Wilmar International Ltd.	5,828,100	14,209,158

		80,521,612
Machinery — 0.7%
Deere & Co.(a)	45,101	7,005,087

Metals & Mining — 37.2%
ArcelorMittal(c)	794,314	25,229,212
BHP Billiton PLC	2,349,565	46,434,956
First Quantum Minerals Ltd.	1,112,811	15,625,219
Franco-Nevada Corp.	130,878	8,929,388
Fresnillo PLC	567,780	10,138,203
Glencore PLC(c)	10,815,375	53,744,095
Lundin Mining Corp.	1,122,949	7,365,172
Neo Lithium Corp.(c)	5,050,000	5,526,837
Nevsun Resources Ltd.	3,527,285	8,405,142
Newcrest Mining Ltd.	1,325,629	19,993,897
Polyus PJSC	128,648	5,022,743
Rio Tinto PLC — ADR(a)	711,678	36,672,767
South32 Ltd.	4,520,813	11,361,593
Stelco Holdings, Inc.	1,151,603	19,486,122
Teck Resources Ltd., Class B(a)	984,323	25,356,161
Vale SA — ADR(a)	2,936,499	37,352,267

Security		Share	Value
Metals & Mining (continued)
Wheaton Precious Metals Corp.		708,246	$14,426,971

			351,070,745
Oil, Gas & Consumable Fuels — 32.6%
BP PLC — ADR(a)(b)		1,211,092	49,097,670
Cairn Energy PLC(c)		2,502,992	7,255,354
Canadian Natural Resources Ltd.		438,083	13,771,383
Chevron Corp.(a)(b)		304,760	34,754,830
Cimarex Energy Co.		77,667	7,261,864
ConocoPhillips(a)		241,577	14,323,100
Devon Energy Corp.(a)		325,020	10,332,386
Encana Corp.		794,100	8,733,960
Eni SpA — ADR(a)		240,020	8,479,907
EOG Resources, Inc.(a)		118,230	12,446,072
EQT Corp.		116,400	5,530,164
Exxon Mobil Corp.(a)(b)		134,996	10,072,052
Kosmos Energy Ltd.(c)(d)		890,005	5,607,032
Pioneer Natural Resources Co.(a)		62,080	10,664,102
Royal Dutch Shell PLC — ADR, Class A(a)		924,822	59,012,892
Suncor Energy, Inc.		723,050	24,968,754
TOTAL SA		446,200	25,576,016

			307,887,538
Paper & Forest Products — 2.1%
International Paper Co.(a)		139,423	7,449,371
Mondi PLC		454,933	12,227,736
Precious Woods Holding AG(c)		20,000	148,535
Quintis Ltd.(c)(d)(e)		7,903,565	70

			19,825,712

Total Common Stocks — 98.2% (Cost — $807,613,034)			927,396,107

	Par (000)
Corporate Bonds — 1.6%

Advertising Agencies — 0.5%
Osisko Gold Royalties, Ltd., 4.00%, 12/31/22	CAD	5,652	4,387,006

Metals & Mining — 1.1%
Pilgangoora Operations Pty Ltd, 12.00%, 06/21/22	USD	9,000	10,121,643

Total Corporate Bonds — 1.6% (Cost — $13,511,494)			14,508,649

Total Long-Term Investments — 99.8% (Cost — $821,124,528)			941,904,756

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.58%(f)(h)	6,484,721	$6,484,721

Security	Shares	Value
SL Liquidity Series, LLC, Money Market Series, 1.61%(f)(g)(h)	427,139	$427,096

Total Short-Term Securities — 0.7% (Cost — $6,911,820)		6,911,817

Options Purchased — 0.0% (Cost — $4,588)		4,380

Total Investments Before Options Written — 100.5% (Cost — $828,040,936)		948,820,953

Options Written — (0.6)% (Premiums Received — $8,416,920)		(5,318,314)

Total Investments, Net of Options Written — 99.9% (Cost — $819,624,016)		943,502,639
Other Assets Less Liabilities — 0.1%		843,158

Net Assets — 100.0%		$944,345,797

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	16,156,750	(9,672,029)	6,484,721	$6,484,721	$40,228		$—	$—
SL Liquidity Series, LLC, Money Market Series	488,032	(60,893)	427,139	427,096	2,113	(b)	(34)	36

				$6,911,817	$42,341		$(34)	$36

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Resources & Commodities Strategy Trust (BCX)

Portfolio Abbreviations

ADR — American Depositary Receipts

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SGD — Singapore Dollar

USD — U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Vale SA — ADR	876	04/20/18	USD	14.50	USD	1,114	$4,380

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Royal Dutch Shell PLC — ADR, Class A	764	04/03/18	USD	71.50	USD	4,875	$—
BP PLC — ADR	1,010	04/06/18	USD	40.00	USD	4,095	(80,295)
Chevron Corp.	42	04/06/18	USD	114.00	USD	479	(5,859)
Chevron Corp.	40	04/06/18	USD	117.00	USD	456	(1,200)
Devon Energy Corp.	521	04/06/18	USD	33.00	USD	1,656	(11,462)
Exxon Mobil Corp.	115	04/06/18	USD	78.00	USD	858	(517)
First Quantum Minerals Ltd.	388	04/06/18	CAD	20.00	CAD	702	(2,108)
Hormel Food Corp.	557	04/06/18	USD	33.50	USD	1,912	(48,738)
Nutrien Ltd.	500	04/06/18	USD	51.50	USD	2,363	(5,000)
Teck Resources Ltd., Class B	423	04/06/18	USD	30.50	USD	1,090	(98,136)
Vale SA — ADR	150	04/06/18	USD	13.50	USD	191	(675)
Chevron Corp.	75	04/13/18	USD	117.00	USD	855	(5,287)
Chevron Corp.	40	04/13/18	USD	118.00	USD	456	(1,860)
ConocoPhillips	278	04/13/18	USD	55.00	USD	1,648	(126,490)
Exxon Mobil Corp.	251	04/13/18	USD	76.50	USD	1,873	(9,914)
Hormel Food Corp.	580	04/13/18	USD	34.00	USD	1,991	(43,500)
Nutrien Ltd.	800	04/13/18	USD	52.50	USD	3,781	(12,000)
Pioneer Natural Resources Co.	98	04/13/18	USD	175.00	USD	1,683	(22,540)
Pioneer Natural Resources Co.	75	04/13/18	USD	177.50	USD	1,288	(11,437)
Royal Dutch Shell PLC — ADR, Class A	593	04/13/18	USD	64.00	USD	3,784	(53,370)
Teck Resources Ltd., Class B	422	04/13/18	USD	31.00	USD	1,087	(8,440)
Archer-Daniels-Midland Co.	254	04/20/18	USD	44.00	USD	1,102	(12,954)
Archer-Daniels-Midland Co.	410	04/20/18	USD	45.00	USD	1,778	(8,610)
BP PLC — ADR	866	04/20/18	USD	43.00	USD	3,511	(8,227)
Baker Hughes a GE Co.	233	04/20/18	USD	27.50	USD	647	(30,873)
Baker Hughes a GE Co.	311	04/20/18	USD	31.00	USD	864	(7,775)
Bunge Ltd.	170	04/20/18	USD	80.00	USD	1,257	(10,625)
CF Industries Holdings, Inc.	221	04/20/18	USD	45.00	USD	834	(1,105)
Canadian Natural Resources Ltd.	779	04/20/18	CAD	40.00	CAD	3,155	(74,674)
Chevron Corp.	301	04/20/18	USD	120.00	USD	3,433	(10,836)

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ConocoPhillips	472	04/20/18	USD	57.50	USD	2,798	$(125,788)
EOG Resources, Inc.	78	04/20/18	USD	105.00	USD	821	(20,124)
Encana Corp.	860	04/20/18	CAD	15.00	CAD	1,219	(15,353)
Encana Corp.	860	04/20/18	CAD	14.00	CAD	1,219	(43,389)
Eni SpA — ADR	100	04/20/18	USD	35.00	USD	353	(8,000)
FMC Corp.	278	04/20/18	USD	85.00	USD	2,129	(5,560)
First Quantum Minerals Ltd.	776	04/20/18	CAD	20.00	CAD	1,404	(16,564)
Franco-Nevada Corp.	235	04/20/18	CAD	96.00	CAD	2,066	(5,016)
Halliburton Co.	389	04/20/18	USD	47.50	USD	1,826	(41,234)
Hormel Food Corp.	580	04/20/18	USD	35.00	USD	1,991	(21,750)
International Paper Co.	408	04/20/18	USD	55.00	USD	2,180	(27,540)
Nutrien Ltd.	500	04/20/18	USD	50.00	USD	2,363	(21,250)
Packaging Corp. of America	480	04/20/18	USD	125.00	USD	5,410	(7,200)
Patterson-UTI Energy, Inc.	200	04/20/18	USD	21.00	USD	350	(1,000)
Rio Tinto PLC — ADR	385	04/20/18	USD	57.50	USD	1,984	(2,887)
Rio Tinto PLC — ADR	735	04/20/18	USD	65.00	USD	3,787	(3,675)
Royal Dutch Shell PLC — ADR, Class A	313	04/20/18	USD	65.00	USD	1,997	(21,128)
Suncor Energy, Inc.	1,162	04/20/18	CAD	44.00	CAD	5,170	(97,859)
Teck Resources Ltd., Class B	630	04/20/18	USD	28.00	USD	1,623	(17,955)
Tyson Foods, Inc., Class A	300	04/20/18	USD	77.50	USD	2,196	(7,500)
Tyson Foods, Inc., Class A	32	04/20/18	USD	75.00	USD	234	(2,560)
Vale SA — ADR	1,751	04/20/18	USD	15.00	USD	2,227	(5,253)
Archer-Daniels-Midland Co.	254	04/27/18	USD	44.00	USD	1,102	(16,256)
Archer-Daniels-Midland Co.	410	04/27/18	USD	45.00	USD	1,778	(13,530)
BP PLC — ADR	251	04/27/18	USD	41.00	USD	1,018	(17,695)
CF Industries Holdings, Inc.	140	04/27/18	USD	42.00	USD	528	(3,290)
Chevron Corp.	112	04/27/18	USD	121.00	USD	1,277	(6,272)
ConocoPhillips	72	04/27/18	USD	56.00	USD	427	(29,160)
EOG Resources, Inc.	131	04/27/18	USD	110.00	USD	1,379	(13,100)
International Paper Co.	18	04/27/18	USD	55.50	USD	96	(1,638)
Nutrien Ltd.	735	04/27/18	USD	51.00	USD	3,474	(27,563)
Pioneer Natural Resources Co.	75	04/27/18	USD	175.00	USD	1,288	(29,625)
Royal Dutch Shell PLC — ADR, Class A	533	04/27/18	USD	64.00	USD	3,401	(59,963)
Teck Resources Ltd., Class B	848	04/27/18	USD	29.00	USD	2,184	(26,712)
BP PLC — ADR	452	05/04/18	USD	42.00	USD	1,832	(24,408)
Baker Hughes a GE Co.	311	05/04/18	USD	31.01	USD	864	(13,938)
Chevron Corp.	496	05/04/18	USD	119.00	USD	5,656	(63,240)
ConocoPhillips	54	05/04/18	USD	60.00	USD	320	(9,342)
ConocoPhillips	90	05/04/18	USD	61.00	USD	534	(12,780)
EOG Resources, Inc.	131	05/04/18	USD	111.00	USD	1,379	(16,637)
Halliburton Co.	747	05/04/18	USD	49.50	USD	3,506	(63,122)
International Paper Co.	19	05/04/18	USD	55.00	USD	102	(2,166)
Nutrien Ltd.	500	05/04/18	USD	49.00	USD	2,363	(51,250)
Royal Dutch Shell PLC — ADR, Class A	1,117	05/04/18	USD	65.50	USD	7,128	(97,179)
Teck Resources Ltd., Class B	800	05/04/18	USD	27.00	USD	2,061	(72,400)
Tyson Foods, Inc., Class A	96	05/04/18	USD	76.00	USD	703	(9,600)
Vale SA — ADR	1,874	05/04/18	USD	13.50	USD	2,384	(54,346)
Vale SA — ADR	795	05/11/18	USD	13.50	USD	1,011	(30,210)
BP PLC — ADR	456	05/18/18	USD	42.00	USD	1,849	(28,500)

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CF Industries Holdings, Inc.	221	05/18/18	USD	40.00	USD	834	$(26,189)
Chevron Corp.	113	05/18/18	USD	120.00	USD	1,289	(15,933)
Deere & Co.	170	05/18/18	USD	155.00	USD	2,640	(141,100)
EOG Resources, Inc.	132	05/18/18	USD	110.00	USD	1,390	(27,060)
Encana Corp.	1,456	05/18/18	CAD	15.00	CAD	2,063	(57,637)
Exxon Mobil Corp.	173	05/18/18	USD	77.50	USD	1,291	(16,175)
First Quantum Minerals Ltd.	336	05/18/18	CAD	22.00	CAD	608	(7,172)
Franco-Nevada Corp.	144	05/18/18	CAD	92.00	CAD	1,266	(20,454)
International Paper Co.	74	05/18/18	USD	55.00	USD	395	(11,285)
Royal Dutch Shell PLC — ADR, Class A	379	05/18/18	USD	65.00	USD	2,418	(47,375)
Suncor Energy, Inc.	432	05/18/18	CAD	46.00	CAD	1,922	(20,454)
Teck Resources Ltd., Class B	814	05/18/18	USD	26.00	USD	2,097	(93,797)
Tyson Foods, Inc., Class A	96	05/18/18	USD	77.50	USD	703	(13,440)
Vale SA — ADR	1,325	05/18/18	USD	13.00	USD	1,685	(75,525)

							$(2,600,610)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Smurfit Kappa Group PLC	Goldman Sachs International	28,000	04/03/18	EUR	29.29	EUR	924	$(136,877)
BHP Billiton PLC	Goldman Sachs International	282,500	04/04/18	GBP	16.17	GBP	3,980	(2,183)
Nutrien Ltd.	Credit Suisse International	63,000	04/04/18	USD	48.67	USD	2,977	(13,721)
Eni SpA — ADR	Morgan Stanley & Co. International PLC	28,000	04/05/18	USD	34.20	USD	989	(33,025)
Stelco Holdings, Inc.	Credit Suisse International	40,000	04/05/18	CAD	26.35	CAD	872	(3)
Canadian Natural Resources Ltd.	Citibank N.A.	19,400	04/09/18	CAD	40.88	CAD	786	(7,666)
Patterson-UTI Energy, Inc.	UBS AG	44,400	04/09/18	USD	19.25	USD	777	(3,156)
Rio Tinto PLC — ADR	Barclays Bank PLC	66,200	04/09/18	USD	54.00	USD	3,411	(15,798)
Albemarle Corp.	UBS AG	37,000	04/10/18	USD	111.12	USD	3,431	(551)
Glanbia PLC	Goldman Sachs International	93,500	04/10/18	EUR	14.63	EUR	1,309	(10,071)
Lundin Mining Corp.	Deutsche Bank AG	126,500	04/10/18	CAD	9.10	CAD	1,069	(3,430)
South32 Ltd.	UBS AG	489,416	04/10/18	AUD	3.69	AUD	1,600	(71)
Wilmar International Ltd.	JPMorgan Chase Bank N.A.	515,000	04/10/18	SGD	3.12	SGD	1,648	(31,168)
ArcelorMittal	Bank of America N.A.	30,000	04/11/18	EUR	28.99	EUR	774	(111)
BHP Billiton PLC	Goldman Sachs International	282,500	04/11/18	GBP	16.17	GBP	3,980	(168)
BHP Billiton PLC	Goldman Sachs International	57,700	04/11/18	GBP	14.99	GBP	813	(5,340)
Glencore PLC	Bank of America N.A.	900,000	04/11/18	GBP	3.94	GBP	3,186	(9,059)
Mondi PLC	Morgan Stanley & Co. International PLC	80,000	04/11/18	GBP	18.91	GBP	1,533	(55,359)
Nufarm Ltd.	Deutsche Bank AG	57,000	04/11/18	AUD	8.40	AUD	485	(7,800)
Smurfit Kappa Group PLC	Goldman Sachs International	28,000	04/11/18	EUR	29.29	EUR	924	(138,422)
Umicore SA	Morgan Stanley & Co. International PLC	26,500	04/11/18	EUR	48.32	EUR	1,141	(427)
Wilmar International Ltd.	JPMorgan Chase Bank N.A.	786,300	04/11/18	SGD	3.10	SGD	2,516	(60,634)
Stelco Holdings, Inc.	Credit Suisse International	40,000	04/12/18	CAD	26.48	CAD	872	(118)
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	86,500	04/12/18	CAD	45.08	CAD	3,848	(25,995)
Stelco Holdings, Inc.	Morgan Stanley & Co. International PLC	15,000	04/13/18	CAD	25.57	CAD	327	(198)
Vale SA — ADR	Morgan Stanley & Co. International PLC	189,000	04/13/18	USD	13.05	USD	2,404	(44,207)
Fresnillo PLC	Credit Suisse International	124,400	04/17/18	GBP	12.67	GBP	1,584	(62,521)
Newcrest Mining Ltd.	UBS AG	25,000	04/17/18	AUD	21.40	AUD	491	(945)

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nufarm Ltd.	Citibank N.A.	272,500	04/17/18	AUD	8.03	AUD	2,319	$(101,989)
Origin Enterprises PLC	Morgan Stanley & Co. International PLC	26,000	04/17/18	EUR	5.76	EUR	139	(169)
Polyus PJSC	Credit Suisse International	13,000	04/17/18	USD	41.10	USD	527	(3,117)
TOTAL SA	Credit Suisse International	38,000	04/17/18	EUR	47.26	EUR	1,770	(20,419)
ArcelorMittal	Goldman Sachs International	100,800	04/18/18	EUR	29.23	EUR	2,602	(1,192)
Glencore PLC	Goldman Sachs International	1,453,000	04/18/18	GBP	4.08	GBP	5,144	(16,176)
Umicore SA	Morgan Stanley & Co. International PLC	26,500	04/18/18	EUR	48.33	EUR	1,141	(1,640)
Glanbia PLC	Goldman Sachs International	44,400	04/19/18	EUR	15.15	EUR	622	(3,616)
Patterson-UTI Energy, Inc.	UBS AG	44,400	04/19/18	USD	19.25	USD	777	(8,678)
South32 Ltd.	UBS AG	938,967	04/19/18	AUD	3.55	AUD	3,070	(13,589)
Stelco Holdings, Inc.	Credit Suisse International	40,000	04/19/18	CAD	26.60	CAD	872	(476)
Wilmar International Ltd.	Morgan Stanley & Co. International PLC	515,000	04/19/18	SGD	3.18	SGD	1,648	(23,530)
Yara International ASA	Credit Suisse International	49,300	04/19/18	NOK	350.89	NOK	16,513	(19,307)
First Quantum Minerals Ltd.	Citibank N.A.	100,000	04/25/18	CAD	19.46	CAD	1,809	(36,052)
Fresnillo PLC	Credit Suisse International	63,800	04/25/18	GBP	12.57	GBP	812	(42,087)
Glencore PLC	UBS AG	704,100	04/25/18	GBP	3.79	GBP	2,493	(47,992)
Mondi PLC	UBS AG	100,000	04/25/18	GBP	19.47	GBP	1,916	(42,235)
Stelco Holdings, Inc.	Credit Suisse International	15,000	04/25/18	CAD	27.03	CAD	327	(267)
TOTAL SA	Morgan Stanley & Co. International PLC	70,500	04/25/18	EUR	46.61	EUR	3,284	(75,455)
BHP Billiton PLC	Morgan Stanley & Co. International PLC	179,000	04/26/18	GBP	14.69	GBP	2,522	(61,417)
Eni SpA — ADR	Barclays Bank PLC	30,000	04/26/18	USD	33.49	USD	1,060	(60,499)
Canadian Natural Resources Ltd.	Credit Suisse International	77,900	04/30/18	CAD	40.10	CAD	3,155	(83,509)
Eni SpA — ADR	JPMorgan Chase Bank N.A.	28,000	04/30/18	USD	34.32	USD	989	(38,377)
Stelco Holdings, Inc.	Deutsche Bank AG	20,000	04/30/18	CAD	25.64	CAD	436	(1,659)
ArcelorMittal	Credit Suisse International	116,000	05/02/18	EUR	27.07	EUR	2,994	(60,843)
Cimarex Energy Co.	UBS AG	15,500	05/02/18	USD	96.19	USD	1,449	(35,920)
Fresnillo PLC	UBS AG	40,000	05/02/18	GBP	12.34	GBP	509	(32,321)
Nufarm Ltd.	UBS AG	214,000	05/02/18	AUD	8.73	AUD	1,821	(20,651)
South32 Ltd.	Goldman Sachs International	995,460	05/02/18	AUD	3.43	AUD	3,255	(49,572)
Wilmar International Ltd.	Morgan Stanley & Co. International PLC	515,000	05/02/18	SGD	3.31	SGD	1,648	(8,759)
Yara International ASA	Goldman Sachs International	35,500	05/02/18	NOK	336.06	NOK	11,891	(47,688)
TOTAL SA	Goldman Sachs International	70,000	05/03/18	EUR	46.70	EUR	3,261	(86,117)
Lundin Mining Corp.	Royal Bank of Canada	196,000	05/04/18	CAD	9.18	CAD	1,656	(22,659)
Stelco Holdings, Inc.	Morgan Stanley & Co. International PLC	20,000	05/04/18	CAD	24.59	CAD	436	(3,984)
First Quantum Minerals Ltd.	Citibank N.A.	142,800	05/07/18	CAD	21.97	CAD	2,583	(26,524)
Franco-Nevada Corp.	Citibank N.A.	14,400	05/07/18	CAD	93.88	CAD	1,266	(11,046)
Rio Tinto PLC — ADR	Citibank N.A.	53,400	05/07/18	USD	53.75	USD	2,752	(56,483)
Stelco Holdings, Inc.	Credit Suisse International	40,000	05/07/18	CAD	27.00	CAD	872	(2,029)
Vale SA — ADR	Barclays Bank PLC	253,000	05/07/18	USD	13.60	USD	3,218	(72,793)
Glanbia PLC	Morgan Stanley & Co. International PLC	115,000	05/09/18	EUR	14.35	EUR	1,610	(56,953)
BHP Billiton PLC	Goldman Sachs International	158,700	05/10/18	GBP	14.93	GBP	2,236	(58,650)
Stelco Holdings, Inc.	Deutsche Bank AG	30,200	05/10/18	CAD	23.99	CAD	658	(10,122)
Archer-Daniels-Midland Co.	Morgan Stanley & Co. International PLC	70,000	05/11/18	USD	44.52	USD	3,036	(44,475)
Glencore PLC	Goldman Sachs International	1,269,000	05/11/18	GBP	3.63	GBP	4,492	(158,527)
Nutrien Ltd.	Credit Suisse International	73,500	05/14/18	USD	50.61	USD	3,474	(62,431)
Packaging Corp. of America	Bank of America N.A.	23,200	05/14/18	USD	121.93	USD	2,615	(25,083)
ArcelorMittal	Credit Suisse International	71,000	05/16/18	EUR	25.37	EUR	1,833	(108,870)

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cimarex Energy Co.	UBS AG	15,500	05/16/18	USD	96.19	USD	1,449	$(45,201)
FMC Corp.	Citibank N.A.	35,000	05/16/18	USD	85.10	USD	2,680	(27,747)
Bunge Ltd.	Morgan Stanley & Co. International PLC	11,600	05/17/18	USD	75.56	USD	858	(36,406)
Rio Tinto PLC — ADR	Citibank N.A.	53,400	05/21/18	USD	53.75	USD	2,752	(72,128)
Lundin Mining Corp.	Deutsche Bank AG	126,600	05/24/18	CAD	8.54	CAD	1,070	(50,617)
First Quantum Minerals Ltd.	Morgan Stanley & Co. International PLC	52,300	06/01/18	CAD	18.09	CAD	946	(50,634)

								$(2,717,704)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in these securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$77,985,148	$24,989,208	$—	$102,974,356
Containers & Packaging	20,063,079	14,006,192	—	34,069,271
Energy Equipment & Services	24,041,786	—	—	24,041,786
Food Products	66,312,454	14,209,158	—	80,521,612
Machinery	7,005,087	—	—	7,005,087
Metals & Mining	179,146,046	171,924,699	—	351,070,745

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Resources & Commodities Strategy Trust (BCX)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Investments: (continued)
Common Stocks: (continued)
Oil, Gas & Consumable Fuels	$275,056,168	$32,831,370	$—	$307,887,538
Paper & Forest Products	7,449,371	12,376,271	70	19,825,712
Corporate Bonds	—	14,508,649	—	14,508,649
Short-Term Securities	6,484,721	—	—	6,484,721
Options Purchased:
Equity contracts	4,380	—	—	4,380

	$663,548,240	$284,845,547.00	$70	$948,393,857

Investments Valued at NAV(a)				427,096
				$948,820,953

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(2,586,672)	$(2,731,642)	$—	$(5,318,314)

(a)	As of March 31, 2018, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share as no quoted market value is available and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written, which are shown at value.

During the period ended March 31, 2018, there were no transfers between levels.

8

Item 2 –   Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –   Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Resources & Commodities Strategy Trust

Date: May 21, 2018